INTANGIBLE ASSETS (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Cash generating unity	R$ 4,378,615	R$ 4,340,252
Packaging [Member]
IfrsStatementLineItems [Line Items]
Cash generating unity	170,163	170,163
Long Steel [Member]
IfrsStatementLineItems [Line Items]
Cash generating unity	453,133	414,770
Mining [Member]
IfrsStatementLineItems [Line Items]
Cash generating unity	3,236,402	3,236,402
Other Steel [Member]
IfrsStatementLineItems [Line Items]
Cash generating unity	15,225	15,225
Cements [Member]
IfrsStatementLineItems [Line Items]
Cash generating unity	503,692	503,692
Goodwill [member]
IfrsStatementLineItems [Line Items]
Cash generating unity	4,126,255	4,126,255
Goodwill [member] | Packaging [Member]
IfrsStatementLineItems [Line Items]
Cash generating unity	170,163	170,163
Goodwill [member] | Long Steel [Member]
IfrsStatementLineItems [Line Items]
Cash generating unity	235,595	235,595
Goodwill [member] | Mining [Member]
IfrsStatementLineItems [Line Items]
Cash generating unity	3,236,402	3,236,402
Goodwill [member] | Other Steel [Member]
IfrsStatementLineItems [Line Items]
Cash generating unity	15,225	15,225
Goodwill [member] | Cements [Member]
IfrsStatementLineItems [Line Items]
Cash generating unity	468,870	468,870
Trademark [Member]
IfrsStatementLineItems [Line Items]
Cash generating unity	252,360	213,997
Trademark [Member] | Long Steel [Member]
IfrsStatementLineItems [Line Items]
Cash generating unity	217,538	179,175
Trademark [Member] | Cements [Member]
IfrsStatementLineItems [Line Items]
Cash generating unity	R$ 34,822	R$ 34,822